SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
(the "Fund")

Supplement Dated June 23, 2023
to the Class F Shares Prospectus, dated January 31, 2023, as amended on March 24, 2023
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

McKinley Capital Management, LLC no longer serves as a sub-adviser to the Fund. As such, all references to McKinley Capital Management, LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mackenzie Investments Corporation	Arup Datta, CFA	Since 2023	Senior Vice President, Investment Management
	Nicholas Tham, CFA	Since 2023	Vice President, Investment Management

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Large Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Mackenzie Investments Corporation: Mackenzie Investments Corporation (Mackenzie), located at Two International Place, Suite 2320, Boston, MA 02110, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to Mackenzie. Mr. Arup Datta, CFA, Senior Vice President, Investment Management, joined Mackenzie in 2017 as the Head of Global Quantitative Equity Team and a Portfolio Manager. Prior to joining Mackenzie, Mr. Datta was the Chief Investment Officer, International Equities, and a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Datta previously worked at Agriya Investors as President and Portfolio Manager and Numeric Investors as Director of Portfolio Management and Portfolio Manager. Mr. Nicholas Tham, CFA, joined Mackenzie in 2017 as Vice President, Investment Management, and Portfolio Manager. Prior to joining Mackenzie, Mr. Tham was a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Tham previously worked as an Analyst at Agriya Investors and Weiss Asset Management. Mr. Datta and Mr. Tham also hold the Chartered Financial Analyst (CFA) designation.

There are no other changes to the Portfolio Management of the Fund.

Change in Investment Strategy of the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the fifth sentence of the first paragraph is hereby deleted and replaced with the following:

The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes.

In addition, also under the heading titled "Principal Investment Strategies," the following is hereby inserted as a new third paragraph:

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

In addition, under the heading titled "Principal Investment Strategies," the current third paragraph (and, as revised, fourth paragraph) is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

In addition, under the section titled “Sub-Advisers,” under the heading titled “Sub-Advisers and Portfolio Managers,” under the sub-heading titled “Large Cap Growth Fund,” the first paragraph is hereby deleted and replaced with the following:

As further described in the Principal Investment Strategies of the Large Cap Growth Fund's Summary section, certain Sub-Advisers will manage their portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric Portfolio Associates LLC (Parametric) as overlay manager.

There are no other changes to the Investment Strategy of the Fund.

Change in Principal Risks of the Fund

In the Fund Summary of the Fund, under the heading titled "Principal Risks," the following risks are hereby added immediately after "Exchange-Traded Funds Risk":

Derivatives Risk — The Fund's use of forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Long/Short Risk — The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns.

In addition, also under the heading titled "Principal Risks," the following risk is hereby added immediately after "Liquidity Risk":

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

There are no other changes to the Principal Risks of the Fund.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1452 (06/23)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
(the "Fund")

Supplement Dated June 23, 2023
to the Class I Shares Prospectus, dated January 31, 2023
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

McKinley Capital Management, LLC no longer serves as a sub-adviser to the Fund. As such, all references to McKinley Capital Management, LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mackenzie Investments Corporation	Arup Datta, CFA	Since 2023	Senior Vice President, Investment Management
	Nicholas Tham, CFA	Since 2023	Vice President, Investment Management

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Large Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Mackenzie Investments Corporation: Mackenzie Investments Corporation (Mackenzie), located at Two International Place, Suite 2320, Boston, MA 02110, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to Mackenzie. Mr. Arup Datta, CFA, Senior Vice President, Investment Management, joined Mackenzie in 2017 as the Head of Global Quantitative Equity Team and a Portfolio Manager. Prior to joining Mackenzie, Mr. Datta was the Chief Investment Officer, International Equities, and a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Datta previously worked at Agriya Investors as President and Portfolio Manager and Numeric Investors as Director of Portfolio Management and Portfolio Manager. Mr. Nicholas Tham, CFA, joined Mackenzie in 2017 as Vice President, Investment Management, and Portfolio Manager. Prior to joining Mackenzie, Mr. Tham was a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Tham previously worked as an Analyst at Agriya Investors and Weiss Asset Management. Mr. Datta and Mr. Tham also hold the Chartered Financial Analyst (CFA) designation.

There are no other changes to the Portfolio Management of the Fund.

Change in Investment Strategy of the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the fifth sentence of the first paragraph is hereby deleted and replaced with the following:

The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes.

In addition, also under the heading titled "Principal Investment Strategies," the following is hereby inserted as a new third paragraph:

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

In addition, under the heading titled "Principal Investment Strategies," the current third paragraph (and, as revised, fourth paragraph) is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

In addition, under the section titled “Sub-Advisers,” under the heading titled “Sub-Advisers and Portfolio Managers,” under the sub-heading titled “Large Cap Growth Fund,” the first paragraph is hereby deleted and replaced with the following:

As further described in the Principal Investment Strategies of the Large Cap Growth Fund's Summary section, certain Sub-Advisers will manage their portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric Portfolio Associates LLC (Parametric) as overlay manager.

There are no other changes to the Investment Strategy of the Fund.

Change in Principal Risks of the Fund

In the Fund Summary of the Fund, under the heading titled "Principal Risks," the following risks are hereby added immediately after "Exchange-Traded Funds Risk":

Derivatives Risk — The Fund's use of forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Long/Short Risk — The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns.

In addition, also under the heading titled "Principal Risks," the following risk is hereby added immediately after "Liquidity Risk":

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

There are no other changes to the Principal Risks of the Fund.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1453 (06/23)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
(the "Fund")

Supplement Dated June 23, 2023
to the Class Y Shares Prospectus, dated January 31, 2023, as amended on March 24, 2023
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

McKinley Capital Management, LLC no longer serves as a sub-adviser to the Fund. As such, all references to McKinley Capital Management, LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mackenzie Investments Corporation	Arup Datta, CFA	Since 2023	Senior Vice President, Investment Management
	Nicholas Tham, CFA	Since 2023	Vice President, Investment Management

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Large Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Mackenzie Investments Corporation: Mackenzie Investments Corporation (Mackenzie), located at Two International Place, Suite 2320, Boston, MA 02110, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to Mackenzie. Mr. Arup Datta, CFA, Senior Vice President, Investment Management, joined Mackenzie in 2017 as the Head of Global Quantitative Equity Team and a Portfolio Manager. Prior to joining Mackenzie, Mr. Datta was the Chief Investment Officer, International Equities, and a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Datta previously worked at Agriya Investors as President and Portfolio Manager and Numeric Investors as Director of Portfolio Management and Portfolio Manager. Mr. Nicholas Tham, CFA, joined Mackenzie in 2017 as Vice President, Investment Management, and Portfolio Manager. Prior to joining Mackenzie, Mr. Tham was a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Tham previously worked as an Analyst at Agriya Investors and Weiss Asset Management. Mr. Datta and Mr. Tham also hold the Chartered Financial Analyst (CFA) designation.

There are no other changes to the Portfolio Management of the Fund.

Change in Investment Strategy of the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the fifth sentence of the first paragraph is hereby deleted and replaced with the following:

The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes.

In addition, also under the heading titled "Principal Investment Strategies," the following is hereby inserted as a new third paragraph:

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

In addition, under the heading titled "Principal Investment Strategies," the current third paragraph (and, as revised, fourth paragraph) is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

In addition, under the section titled “Sub-Advisers,” under the heading titled “Sub-Advisers and Portfolio Managers,” under the sub-heading titled “Large Cap Growth Fund,” the first paragraph is hereby deleted and replaced with the following:

As further described in the Principal Investment Strategies of the Large Cap Growth Fund's Summary section, certain Sub-Advisers will manage their portion of the Fund's portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric Portfolio Associates LLC (Parametric) as overlay manager.

There are no other changes to the Investment Strategy of the Fund.

Change in Principal Risks of the Fund

In the Fund Summary of the Fund, under the heading titled "Principal Risks," the following risks are hereby added immediately after "Exchange-Traded Funds Risk":

Derivatives Risk — The Fund's use of forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Long/Short Risk — The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns.

In addition, also under the heading titled "Principal Risks," the following risk is hereby added immediately after "Liquidity Risk":

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

There are no other changes to the Principal Risks of the Fund.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1454 (06/23)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
(the "Fund")

Supplement Dated June 23, 2023
to the Statement of Additional Information, dated January 31, 2023, as amended on March 24, 2023 and May 25, 2023 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Strategy of the Fund

In the section titled "Investment Objectives and Policies," the fifth sentence of the second paragraph is hereby deleted and replaced with the following:

The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes.

In addition, also under the heading titled " Investment Objectives and Policies," the following is hereby inserted as a new fourth paragraph:

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

Finally, also under the heading titled " Investment Objectives and Policies," the current fourth paragraph (and, as revised, fifth paragraph) is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

There are no other changes to the Investment Strategy of the Fund.

Change in Portfolio Management of the Fund

McKinley Capital Management, LLC no longer serves as a sub-adviser to the Fund. As such, all references to McKinley Capital Management, LLC are hereby deleted from the SAI.

In addition, on the cover page of the SAI, "Mackenzie Investments Corporation" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

MACKENZIE INVESTMENTS CORPORATION—Mackenzie Investments Corporation ("Mackenzie") serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth Fund. Mackenzie is an SEC registered investment adviser and a Delaware corporation. Mackenzie was founded in 2012 and provides investment advisory services to various types of clients.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Mackenzie

Compensation. SIMC pays Mackenzie a fee based on the assets under management of the Large Cap Growth Fund as set forth in an investment sub-advisory agreement between Mackenzie and SIMC. Mackenzie pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Growth Fund. The following information relates to the period ended March 31, 2023.

Mackenzie's portfolio managers are paid fixed and variable compensation. Such variable compensation is calculated by reference to: (i) a peer relative ranking that the portfolio managers achieve in the relevant strategy, and (ii) sales related factors. The peer relative ranking element is determined by comparing the performance (net of non-reclaimable withholdings taxes) of a representative account in the relevant strategy against the investment performance generated by peer investment managers in similar strategies.

Ownership of Fund Shares. As of March 31, 2023, Mackenzie's portfolio managers did not beneficially own any shares of the Large Cap Growth Fund.

Other Accounts. As of March 31, 2023, in addition to the Large Cap Growth Fund, Mackenzie's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Arup Datta, CFA	2	$391.40	32	$3,901.63	0	$0
Nicholas Tham, CFA	2	$391.40	32	$3,901.63	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

†  Mackenzie utilizes a team-based approach to portfolio management, and each of the portfolio managers listed in the table is jointly responsible for the management of a portion of the accounts listed in each category.

Conflicts of Interest. Conflicts may arise in situations where the interests of Mackenzie and those of the Large Cap Growth Fund are inconsistent. For example, a conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Growth Fund, which may have different investment guidelines and objectives. In addition to the Large Cap Growth Fund, these accounts may include accounts of private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Mackenzie's management of the Large Cap Growth Fund and other accounts, which, in theory, may allow Mackenzie to allocate investment opportunities in a way that favors other accounts over the Large Cap Growth Fund. This conflict of interest may be exacerbated to the extent that Mackenzie or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the Large Cap Growth Fund. Mackenzie (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap Growth Fund. To the extent a particular investment is suitable for both the Large Cap Growth Fund and the other accounts, such investments will be allocated between the Large Cap Growth Fund and the other accounts on a pro rata basis. If a pure pro-rata allocation is not feasible, allocations are made on an otherwise fair and equitable basis.

Generally, Mackenzie takes steps to identify all existing material conflicts of interest and those that are reasonably expected to arise. To address and manage these conflicts, Mackenzie maintains policies and procedures to ensure that the firm manages all accounts in a manner consistent with the fiduciary duties Mackenzie owes its clients and with all applicable laws.

There are no other changes to the Portfolio Management of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1455 (06/23)